Borrowings and financial liabilities - Breakdown of financial liabilities by maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Value on redemption	€ 14,527	€ 17,555
Current less than 1 year
Borrowings and financial liabilities
Value on redemption	10,177	12,037
1 to 5 years
Borrowings and financial liabilities
Value on redemption	4,350	5,358
Greater than 5 years
Borrowings and financial liabilities
Value on redemption		160
Conditional advances
Borrowings and financial liabilities
Value on redemption	1,083	1,284
Conditional advances | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	418	378
Conditional advances | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	664	746
Conditional advances | Greater than 5 years
Borrowings and financial liabilities
Value on redemption		160
Non-convertible bonds
Borrowings and financial liabilities
Value on redemption	2,685	4,264
Non-convertible bonds | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	981	1,524
Non-convertible bonds | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	1,704	2,740
Convertible notes
Borrowings and financial liabilities
Value on redemption	8,255	8,274
Convertible notes | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	6,462	6,627
Convertible notes | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	1,792	1,647
Lease liabilities
Borrowings and financial liabilities
Value on redemption	470	446
Lease liabilities | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	280	221
Lease liabilities | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	190	225
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Borrowings and financial liabilities
Value on redemption	2,035	3,287
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	2,035	3,287
Derivative financial instruments
Borrowings and financial liabilities
Value on redemption	13	1,324
Derivative financial instruments | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	€ 13	788
Derivative financial instruments | 1 to 5 years
Borrowings and financial liabilities
Value on redemption		€ 536